Preferred Shares - Characteristics Specific to Series of Preferred Shares (Details)	12 Months Ended
Dec. 31, 2018 $ / shares
Series A
Disclosure of classes of share capital [line items]
Annual dividend rate per share	$ 0.67725
Series A | Benchmark
Disclosure of classes of share capital [line items]
Rate spread over Benchmark	2.03%
Series B
Disclosure of classes of share capital [line items]
Annual dividend rate per share	$ 0.93575
Series B | Benchmark
Disclosure of classes of share capital [line items]
Rate spread over Benchmark	2.03%
Series C
Disclosure of classes of share capital [line items]
Annual dividend rate per share	$ 1.00675
Series C | Benchmark
Disclosure of classes of share capital [line items]
Rate spread over Benchmark	3.10%
Series D
Disclosure of classes of share capital [line items]
Annual dividend rate per share	$ 0.00000
Series D | Benchmark
Disclosure of classes of share capital [line items]
Rate spread over Benchmark	3.10%
Series E
Disclosure of classes of share capital [line items]
Annual dividend rate per share	$ 1.2985
Series E | Benchmark
Disclosure of classes of share capital [line items]
Rate spread over Benchmark	3.65%
Series F
Disclosure of classes of share capital [line items]
Annual dividend rate per share	$ 0.00000
Series F | Benchmark
Disclosure of classes of share capital [line items]
Rate spread over Benchmark	3.65%
Series G
Disclosure of classes of share capital [line items]
Annual dividend rate per share	$ 1.325
Series G | Benchmark
Disclosure of classes of share capital [line items]
Rate spread over Benchmark	3.80%
Series H
Disclosure of classes of share capital [line items]
Annual dividend rate per share	$ 0.00000
Series H | Benchmark
Disclosure of classes of share capital [line items]
Rate spread over Benchmark	3.80%